Crypto Assets Held (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Bitcoin dispositions	$ 1,394	$ 849	$ 800
Bitcoin realized losses	$ 500	$ 100